Exhibit 99.3 Schedule 3

Loan Level Tape Compare Upload
Loans in Report	3

Loan Number	Borrower Last Name	Field	Tape Data	Reviewer Data
23208	XXXXXX	Borrower 1 Total Income	8793.3300	12294.22
23208	XXXXXX	Debt to Income Ratio (Back)	33.2070	54.0399
23208	XXXXXX	Min Number	XXXXXX	XXXXXX
23208	XXXXXX	Total Monthly Income	21769.0200	23031.53
34827	XXXXXX	Maturity Date	XXXXXX	XXXXXX
34827	XXXXXX	Min Number	XXXXXX	XXXXXX
34827	XXXXXX	Original Appraised Value	XXXXXX	XXXXXX
34984	XXXXXX	Maturity Date	XXXXXX	XXXXXX
34984	XXXXXX	Min Number	XXXXXX	XXXXXX

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